Property and Equipment, Net - Schedule Of Property, Plant And Equipment Under Capital Lease (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Assets leased under capital leases, gross	$ 199.2	$ 50.0
Accumulated Depreciation	(15.9)	(13.6)
Assets leased under capital leases, net	183.3	36.4
Buildings and Improvements [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Assets leased under capital leases, gross	190.5	47.9
Other [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Assets leased under capital leases, gross	$ 8.7	$ 2.1